Leases - Summary of Lease Liability Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021		$ 26,123
2022		17,874
2023		12,279
2024		12,288
2025		12,601
Thereafter		29,783
Total lease payments		110,948
Less: amount representing interest		16,987
Present value of future lease payments		93,961
Less: current obligations under leases	$ 21,278	22,206	$ 2,510
Non-current lease obligations	$ 65,705	71,755	12,745
Networking Equipment Finance
2021		3,581
2022		2,015
2023		596
Total lease payments		6,192
Less: amount representing interest		1,031
Present value of future lease payments		5,161
Less: current obligations under leases		2,821	1,387
Non-current lease obligations		2,340	$ 940
Total
2021		29,704
2022		19,889
2023		12,875
2024		12,288
2025		12,601
Thereafter		29,783
Total lease payments		117,140
Less: amount representing interest		18,018
Present value of future lease payments		99,122
Less: current obligations under leases		25,027
Non-current lease obligations		$ 74,095